SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2011
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES

RLI CORP. AND SUBSIDIARIES

SCHEDULE I—SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS

IN RELATED PARTIES

December 31, 2011

Column A	Column B	Column C	Column D
(in thousands)			Amount at
			which shown in
Type of Investment	Cost (1)	Fair Value	the balance sheet
Fixed maturities:
Bonds:
Available-for-sale
U.S. Government	$15,721	$16,172	$16,172
U.S. Agencies	112,975	113,819	113,819
Non-U.S. Government & Agency	6,403	6,697	6,697
Mtge/ABS/CMO*	287,459	305,939	305,939
Corporates	439,079	467,100	467,100
States, political subdivisions, and revenues	224,091	236,590	236,590
Total available-for-sale	$1,085,728	$1,146,317	$1,146,317

Held-to-maturity
U.S. Government	$—	$—	$—
U.S. Agencies	243,571	244,656	243,571
Corporates	15,000	14,536	15,000
State, political subdivisions, and revenues	1,655	1,789	1,655
Total held-to-maturity	$260,226	$260,981	$260,226

Trading
U.S. Government	$—	$—	$—
U.S. Agencies	—	—	—
Mtge/ABS/CMO*	7	7	7
Corporates	—	—	—
States, political subdivisions, and revenues	—	—	—
Total trading	$7	$7	$7

Total fixed maturities	$1,345,961	$1,407,305	$1,406,550

Equity securities, available-for-sale
Common stock
Ind Misc & all other	$207,230	$314,331	$314,331
I Shares (Ind/misc)	62,170	74,358	74,358
Reits (Ind/misc)	0	0	0
Total equity securities	$269,400	$388,689	$388,689

Cash & short-term investments	$105,049	$105,049	$105,049

Total investments and cash	$1,720,410	$1,901,043	$1,900,288

*Mortgage-backed, asset-backed & collateralized mortgage obligations.

Note: See notes 1E and 2 of Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered accounting firm on page 50 of this report.

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.